Allowance for Finance Receivable Losses - By Type And By Impairment Method (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Allowance for finance receivable losses:
Collectively evaluated for impairment	$ 531	$ 569
Purchased credit impaired finance receivables	15	37
TDR finance receivables	146	80
Allowance for finance receivable losses	692	686	$ 589	$ 180
Finance receivables:
Collectively evaluated for impairment	14,339	13,113
TDR finance receivables	366	196
Net finance receivables	$ 14,909	$ 13,686
Allowance for finance receivable losses as a percentage of finance receivables	4.64%	5.01%
Purchased credit impaired finance receivables
Finance receivables:
Net finance receivables	$ 204	$ 377
Personal Loans
Allowance for finance receivable losses:
Collectively evaluated for impairment	528	568
Purchased credit impaired finance receivables	6	29
TDR finance receivables	134	69
Allowance for finance receivable losses	668	666	538	130
Finance receivables:
Collectively evaluated for impairment	14,276	13,026
TDR finance receivables	317	152
Net finance receivables	$ 14,775	$ 13,531
Allowance for finance receivable losses as a percentage of finance receivables	4.52%	4.92%
Personal Loans | Purchased credit impaired finance receivables
Finance receivables:
Net finance receivables	$ 182	$ 353
Real Estate Loans
Allowance for finance receivable losses:
Collectively evaluated for impairment	2	0
Purchased credit impaired finance receivables	9	8
TDR finance receivables	12	11
Allowance for finance receivable losses	23	19	46	46
Finance receivables:
Collectively evaluated for impairment	57	76
TDR finance receivables	49	44
Net finance receivables	$ 128	$ 144
Allowance for finance receivable losses as a percentage of finance receivables	18.66%	13.31%
Real Estate Loans | Purchased credit impaired finance receivables
Finance receivables:
Net finance receivables	$ 22	$ 24
Retail Sales Finance
Allowance for finance receivable losses:
Collectively evaluated for impairment	1	1
Purchased credit impaired finance receivables	0	0
TDR finance receivables	0	0
Allowance for finance receivable losses	1	1	$ 1	$ 1
Finance receivables:
Collectively evaluated for impairment	6	11
TDR finance receivables	0	0
Net finance receivables	$ 6	$ 11
Allowance for finance receivable losses as a percentage of finance receivables	9.91%	4.42%
Retail Sales Finance | Purchased credit impaired finance receivables
Finance receivables:
Net finance receivables	$ 0	$ 0